SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits	$ 0		$ 0
Deferred tax asset	339,635		221,150
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0	$ 0
Effective tax rate (as a percent)	0.00%	0.00%	0.00%
Income tax expense	$ 0	$ 0